Unaudited Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total equity attributable to shareholders of the Company	Total
Balances at Dec. 31, 2023	$ 121	$ 205,920	$ (186,599)	$ 19,442	$ 19,442
Balances (in Shares) at Dec. 31, 2023	2,097,535
Net loss for the period			(1,435)	(1,435)	(1,435)
Issuance of ordinary shares	$ 18	996		1,014	1,014
Issuance of ordinary shares (in Shares)	513,250
Share-based compensation		571		571	571
Balances at Jun. 30, 2024	$ 139	207,487	(188,034)	19,592	19,592
Balances (in Shares) at Jun. 30, 2024	2,610,785
Balances at Dec. 31, 2024	$ 368	228,137	(188,588)	39,917	$ 39,917
Balances (in Shares) at Dec. 31, 2024	6,434,040				6,434,040
Net loss for the period			(4,844)	(4,844)	$ (4,844)
Issuance of ordinary shares	$ 65	(65)
Issuance of ordinary shares (in Shares)	1,082,935
Share-based compensation		1,827		1,827	1,827
Balances at Jun. 30, 2025	$ 433	$ 229,899	$ (193,432)	$ 36,900	$ 36,900
Balances (in Shares) at Jun. 30, 2025	7,516,975				7,516,975